Expense Example - BLACKROCK EXCHANGE PORTFOLIO - BLACKROCK	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	$ 1,256